Document And Entity Information	Nov. 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 11, 2026
Entity Registrant Name	VOR BIOPHARMA INC.
Entity Central Index Key	0001817229
Entity Emerging Growth Company	true
Entity File Number	001-39979
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-1591163
Entity Address, Address Line One	500 Boylston Street, Suite 1350
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	655-6580
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	VOR
Security Exchange Name	NASDAQ